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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment             [_] Amendment Number:
This Amendment (Check only one.):   [_] is a restatement
                                    [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Centaur Capital Partners, L.P.
Address: 1460 Main Street, Ste 234
         Southlake, TX 76092

Form 13F File Number: 28-13305

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Malcolm E. Ashton
Title:   Managing Partner
Phone:   817-488-9632

Signature, Place, and Date of Signing:

/s/ Malcolm E. Ashton                Southlake, TX             May 15, 2012
---------------------------        ----------------          ----------------
(Signature)                          (City, State)               (Date)

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1           28-12232           T2 Partners Management, LP

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 31
Form 13F Information Table Value Total: 77,981 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

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
COLUMN 1                          COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
--------                      ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                                                                           VOTING AUTHORITY
                                  TITLE OF                VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                     CLASS        CUSIP    (X1000)   PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------                ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ACTIVISION BLIZZARD INC       COM              00507V109  5,769     450,000 SH   N/A    SOLE       --      450,000    0     0
ACCENTURE PLC IRELAND         SHS CLASS A      G1151C101  1,290      20,000 SH   N/A    SOLE       --       20,000    0     0
ADVISORSHARES TR              ACTIV BEAR ETF   00768Y883  2,205     107,000 SH   PUT    SOLE       --      107,000    0     0
ALLEGHANY CORP DEL            COM              017175100  2,550       7,750 SH   N/A    SOLE       --        7,750    0     0
ANCESTRY COM INC              COM              032803108  5,685     250,000 SH   N/A    SOLE       --      250,000    0     0
ASPEN INSURANCE HOLDINGS LTD  SHS              G05384105  3,493     125,000 SH   N/A    SOLE       --      125,000    0     0
CALAMOS ASSET MGMT INC        CL A             12811R104  2,425     185,000 SH   N/A    SOLE       --      185,000    0     0
CAPITAL SOUTHWEST CORP        COM              140501107  1,702      18,000 SH   N/A    SOLE       --       18,000    0     0
CISCO SYS INC                 COM              17275R102  4,230     200,000 SH   N/A    SOLE       --      200,000    0     0
COINSTAR INC                  COM              19259P300  1,042      16,400 SH   N/A    SOLE       --       16,400    0     0
DELL INC                      COM              24702R101  6,640     400,000 SH   N/A    SOLE       --      400,000    0     0
DIAMOND OFFSHORE DRILLING IN  COM              25271C102  2,870      43,000 SH   N/A    SOLE       --       43,000    0     0
E M C CORP MASS               COM              268648102  2,988     100,000 SH  CALL    SOLE       --          N/A  N/A   N/A
ENSTAR GROUP LIMITED          SHS              G3075P101  1,237      12,500 SH   N/A    SOLE       --       12,500    0     0
ICONIX BRAND GROUP INC        COM              451055107  3,302     190,000 SH   N/A    SOLE       --      190,000    0     0
IDT CORP                      CL B NEW         448947507    934     100,000 SH   N/A    SOLE       --      100,000    0     0
INTERACTIVE BROKERS GROUP IN  COM              45841N107  1,700     100,000 SH  CALL    SOLE       --          N/A  N/A   N/A
INTERACTIVE BROKERS GROUP IN  COM              45841N107    510      30,000 SH   N/A    SOLE       --       30,000    0     0
INTERDIGITAL INC              COM              45867G101    872      25,000 SH   N/A    SOLE       --       25,000    0     0
MEDTRONIC INC                 COM              585055106  1,960      50,000 SH   N/A    SOLE       --       50,000    0     0
MFC INDL LTD                  COM              55278T105  4,230     550,000 SH   N/A    SOLE       --      550,000    0     0
MVC CAPITAL INC               COM              553829102  1,575     119,980 SH   N/A    SOLE       --      119,980    0     0
NEWS CORP                     CL A             65248E104  1,971     100,000 SH   N/A    SOLE       --      100,000    0     0
PROSHARES TR                  FTSE CHINA 25    74347X658  2,538      60,000 SH   PUT    SOLE       --       60,000    0     0
QIHOO 360 TECHNOLOGY CO LTD   ADS              74734M109  2,445     100,000 SH   PUT    SOLE       --      100,000    0     0
SANOFI                        RIGHT 12/31/2020 80105N113    135     100,000 SH   N/A    SOLE       --      100,000    0     0
SANOFI                        SPONSORED ADR    80105N105  2,519      65,000 SH   N/A    SOLE       --       65,000    0     0
TELULAR CORP                  COM NEW          87970T208  1,581     186,891 SH   N/A    SOLE       --      186,891    0     0
VONAGE HLDGS CORP             COM              92886T201  2,409   1,090,000 SH   N/A    SOLE       --    1,090,000    0     0
WESTELL TECHNOLOGIES INC      CL A             957541105  1,538     660,000 SH   N/A    SOLE       --      660,000    0     0
XEROX CORP                    COM              984121103  3,636     450,000 SH  CALL    SOLE       --          N/A  N/A   N/A
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